Other revenues (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Other Revenues
Noncontrolling interests without SEI	SFr 0	SFr (17)
Loans held-for-sale	(57)	(27)
Long-lived assets held-for-sale	24	2
Equity method investments	69	93
Other investments	11	20
Other	438	425
Other revenues	SFr 485	SFr 496